Condensed Schedule of Investments Commercial Paper (USD $)	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)	54.75%		55.95%
Commercial Paper
Schedule of Investments [Line Items]
Fair Value	$ 2,299,673		$ 3,474,435
% of Partners' Capital (Net Asset Value)	6.85%		6.95%
Investment Owned, at Cost	2,299,209		3,469,798
Commercial Paper | U.S. Commercial Paper
Schedule of Investments [Line Items]
Fair Value	1,499,844		2,024,710
% of Partners' Capital (Net Asset Value)	4.47%		4.05%
Investment Owned, at Cost	1,499,532		2,024,306
Commercial Paper | U.S. Commercial Paper | Banks | 0.22% Mizuho Funding LLC Due 2014-01-14
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,979
% of Partners' Capital (Net Asset Value)	0.74%
% Yield	0.22%	[1]
Commercial Paper | U.S. Commercial Paper | Banks | 0.25% HSBC USA Inc. Due 2013-02-19
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			199,932
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.25%	[1]
Commercial Paper | U.S. Commercial Paper | Banks | 0.24% Mizuho Funding LLC Due 2013-01-30
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,952
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.24%	[1]
Commercial Paper | U.S. Commercial Paper | Beverages | 0.24% Bacardi Corporation Due 2014-01-08
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,988
% of Partners' Capital (Net Asset Value)	0.75%
% Yield	0.24%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.25% AXA Financial, Inc. Due 2014-01-30
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,950
% of Partners' Capital (Net Asset Value)	0.74%
% Yield	0.25%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.30% VNA Holding Inc.Due 2014-01-27
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,946
% of Partners' Capital (Net Asset Value)	0.74%
% Yield	0.30%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.25% ING (U.S.) Funding LLC Due 2013-01-04
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,995
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.25%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.18% UOB Funding LLC Due 2013-01-22
Schedule of Investments [Line Items]
Face Value			120,000
Fair Value			119,987
% of Partners' Capital (Net Asset Value)			0.24%
% Yield			0.18%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.15% Oglethorpe Power Corporation Due 2014-01-13
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,988
% of Partners' Capital (Net Asset Value)	0.75%
% Yield	0.15%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.17% Southern Company Funding Corp. Due 2014-01-07
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,993
% of Partners' Capital (Net Asset Value)	0.75%
% Yield	0.17%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.28% Devon Energy Corporation Due 2013-01-16
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,971
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.28%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.42% NextEra Energy Capital Holdings, Inc. Due 2013-01-02
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,997
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.42%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.22% Oglethorpe Power Corporation Due 2013-02-19
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,925
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.22%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.40% ONEOK, Inc Due 2013-01-14
Schedule of Investments [Line Items]
Face Value			305,000
Fair Value			304,956
% of Partners' Capital (Net Asset Value)			0.61%
% Yield			0.40%	[1]
Commercial Paper | U.S. Commercial Paper | Automotive | 0.17% BMW US Capital, LLC Due 2013-01-08
Schedule of Investments [Line Items]
Face Value			150,000
Fair Value			149,995
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			0.17%	[1]
Commercial Paper | Foreign Commercial Paper
Schedule of Investments [Line Items]
Fair Value	799,829		1,449,725
% of Partners' Capital (Net Asset Value)	2.38%		2.90%
Investment Owned, at Cost	799,677		1,445,492
Commercial Paper | Foreign Commercial Paper | Banks | 0.19 % Bank of Tokyo-M itsubishi UFJ, Ltd. Due 2014-01-30
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	199,969
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	0.19%	[1]
Commercial Paper | Foreign Commercial Paper | Banks | 0.18% Oversea-Chinese Banking Corp. Ltd Due 2014-01-03
Schedule of Investments [Line Items]
Face Value	100,000
Fair Value	99,999
% of Partners' Capital (Net Asset Value)	0.30%
% Yield	0.18%	[1]
Commercial Paper | Foreign Commercial Paper | Banks | 0.21% Sumitomo Mitsui Bank Due 2014-03-10
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,901
% of Partners' Capital (Net Asset Value)	0.74%
% Yield	0.21%	[1]
Commercial Paper | Foreign Commercial Paper | Banks | 0.89% DBS Bank Ltd. Due 2013-02-01
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,982
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.89%	[1]
Commercial Paper | Foreign Commercial Paper | Banks | 0.20% Sumitomo Mitsui Banking Corporation Due 2013-01-03
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,997
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.20%	[1]
Commercial Paper | Foreign Commercial Paper | Diversified Financial Services | 0.22% Toyota Credit Canada Inc. Due 2013-01-17
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			199,980
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.22%	[1]
Commercial Paper | Foreign Commercial Paper | Energy | 0.20% GDF Suez Due 2014-01-30
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	249,960
% of Partners' Capital (Net Asset Value)	0.74%
% Yield	0.20%	[1]
Commercial Paper | Foreign Commercial Paper | Energy | 0.24% GDF Suez Due 2013-02-04
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,943
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.24%	[1]
Commercial Paper | Foreign Commercial Paper | Household Products | 0.75% Reckitt Benckiser Treasury Services PLC Due 2013-03-05
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,898
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.75%	[1]
Commercial Paper | Foreign Commercial Paper | Multi-national | 0.24% Corporacion Andina de Fomento Due 2013-02-15
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			$ 249,925
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.24%	[1]

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.